CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenues	¥ 113,381	$ 16,180	¥ 93,307	¥ 52,580
Cost of revenues	(97,314)	(13,887)	(76,060)	(36,386)
Gross profit	16,067	2,293	17,247	16,194
Operating expenses
Selling and marketing	(6,286)	(897)	(8,359)	(7,335)
General and administrative	(35,979)	(5,134)	(14,228)	(14,321)
Research and development	(10,126)	(1,445)	(7,447)	(7,434)
Impairment of assets	(275)	(39)	(2,204)
Total operating expenses, net	(52,666)	(7,515)	(32,238)	(29,090)
Loss from operations	(36,599)	(5,222)	(14,991)	(12,896)
Interest expense, net	(1,512)	(216)	(982)	(8,228)
Impairment of long-term investment	(200)	(29)	(1,490)	(2,906)
Rental income	0	0	10,603	10,603
Other non-operating income,net	57,050	8,141	69,691	15,738
Income before income taxes	18,739	2,674	62,831	2,311
Income tax (expense) benefits (note 18)	(61)	(9)	(162)	14
Net Income	18,678	2,665	62,669	2,325
Less: Net (loss) income attributable to non-controlling interests	(2,034)	(290)	7,337	8,590
Net income (loss) attributable to Origin Agritech Limited	20,712	2,955	55,332	(6,265)
Other comprehensive income (loss)
Net Income	18,678	2,665	62,669	2,325
Foreign currency translation difference	172	25	(214)	447
Comprehensive Income	18,850	2,690	62,455	2,772
Less: Comprehensive income (loss) income attributable to non-controlling interests	(2,034)	(290)	7,337	8,590
Comprehensive income (loss) attributable to Origin Agritech Limited	¥ 20,884	$ 2,980	¥ 55,118	¥ (5,818)
Basic net income(loss) per share attributable to Origin Agritech Limited (note 19) (in dollars per share) | (per share)	¥ 3.21	$ 0.46	¥ 8.45	¥ (1.09)
Diluted net income(loss) per share attributable to Origin Agritech Limited (note 19) (in dollars per share) | (per share)	¥ 3.2	$ 0.46	¥ 8.43	¥ (1.09)
Shares used in computing earnings per share:
Basic (in shares)	6,459,189	6,459,189	6,546,153	5,773,094
Diluted (in shares)	6,465,370	6,465,370	6,562,278	5,773,094